                                              As filed pursuant to Rule 497
                                              Under the Securities Act of 1933
                                              Registration No.  333-58234




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                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
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                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 2, 2005:

                      POLARIS VARIABLE ANNUITY (R-1319-PRO)
 POLARIS PLATINUM II VARIABLE ANNUITY (R-3456-PRO, R-3456-PNR, AND B-3483-PRO)
                  POLARISAMERICA VARIABLE ANNUITY (B-2468-PRO)
                    POLARIS II VARIABLE ANNUITY (R-3465-PRO)
         POLARIS PROTECTOR VARIABLE ANNUITY (R-3451-PRO AND R-3451-PNR)
             WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY (B-3660-PRO)
           WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY (B-3659-PRO)
                 POLARIS CHOICE II VARIABLE ANNUITY (R-3460-PRO)

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THE DATE OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND ALL REFERENCES IN THE PROSPECTUS TO THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO AUGUST 12, 2005.

THE FOLLOWING REPLACES THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM SUB-SECTION LOCATED IN THE OTHER INFORMATION SECTION OF THE PROSPECTUS:

FINANCIAL STATEMENTS

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Separate Account at December 31, 2004 and for each of the two years in the period ended December 31, 2004 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No.001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549
CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604
NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2




Dated: August 12, 2005


                Please keep this Supplement with your Prospectus.



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